Income Taxes (Details) - Schedule of uncertain tax positions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Uncertain Tax Positions [Abstract]
Beginning balance	$ 1,563	$ 850
Additions based on tax positions related to the prior year	43	713
Ending balance	$ 1,606	$ 1,563